Stockholders' Equity (Details Narrative) (10Q) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	195,000,000	195,000,000	195,000,000	195,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares issued, price per share	$ 0.20	$ 0.20
Voting control percentage	63.60%	63.60%
Eight investors [Member]
Offering of common stock units	1,002,275
Shares issued, price per share	$ 0.20	$ 0.20
Gross proceeds	$ 200,455
Class A Warrant [Member]
Warrants expiration period		Aug. 31, 2022
Class B Warrant [Member]
Warrants expiration period		Aug. 31, 2022
Class C Warrant [Member]
Warrants expiration period		Aug. 31, 2022
Class D Warrant [Member]
Warrants expiration period		Aug. 31, 2022
Post Reverse Stock Split [Member] | Class A Warrant [Member]
Exercise price of warrants	$ 0.30	$ 0.30
Post Reverse Stock Split [Member] | Class B Warrant [Member]
Exercise price of warrants	0.40	0.40
Post Reverse Stock Split [Member] | Class C Warrant [Member]
Exercise price of warrants	$ 0.60	$ 0.60
Post Reverse Stock Split [Member] | Common Stock [Member]
Offering of common stock units		75,000
Post Reverse Stock Split [Member] | Series A Preferred Stock [Member]
Offering of common stock units		125,000
Maximum [Member]
Offering of common stock units		3,750,000
Series A Preferred Stock [Member]
Preferred shares voting rights		The shares of Series A Preferred Stock carry a voting weight equal to 10 shares of common stock per share of Series A Preferred Stock	The Series A Preferred Shares carry a voting weight equal to ten (10) Common Shares per share of Series A Preferred Stock.